13FCON P 2/17/11

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

NON-PUBLIC

Form 13F

FORM 13F COVER PAGE
(Confidential Treatment Requested)

Report for the Calendar Year or Quarter Ended: June 30, 2008

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement. [ ] adds new holdings entries.

CONFIDENTIAL TREATMENT DENIED

Institutional Investment Manager Filing this Report:

Name: RK Capital Management, LLC
Address: 3033 E. First Avenue, Suite 307, Denver, CO 80206

Form 13F File Number: 028-12689

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Robert T. Ammann
Title: Chief Compliance Officer
Phone: (303) 394-0101

Signature, Place, and Date of Signing:

/s/ Robert T. Ammann Denver, Colorado August 8, 2008

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[redacted]

11000742

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 1
Form 13F Information Table Value Total: $4,109 (thousands)

List of Other Included Managers: None.

FORM 13F INFORMATION TABLE

Confidential Treatment Requested

									Voting Authority		
Name of Issuer	Title of Class	Cusip	Value (x 1,000)	Shares or PRN Amount	SH/PRN	Put/Call	Investment Discretion	Other Managers	Sole	Shared	None
LIFE SCIENCES RESRCH	COM	532169109	4,109	145,511	SH		Sole		145,511		